Leases - Operating leases as lessor (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Leasing income	kr 95	kr 89	kr 92
Future lease income for operating leases	kr 342	327	309
Minimum
Operating leases
Contract period	3 years
Maximum
Operating leases
Contract period	25 years
Within 1 year
Operating leases
Future lease income for operating leases	kr 95	88	87
Within 1 - 2 years
Operating leases
Future lease income for operating leases	26	22	24
Within 2 - 3 years
Operating leases
Future lease income for operating leases	23	20	19
Within 3 - 4 years
Operating leases
Future lease income for operating leases	20	19	18
Within 4 - 5 years
Operating leases
Future lease income for operating leases	31	18	16
Within 5 - 10 years
Operating leases
Future lease income for operating leases	53	61	58
Within 10 - 15 years
Operating leases
Future lease income for operating leases	49	48	42
More than 15 years
Operating leases
Future lease income for operating leases	kr 45	kr 51	kr 45